Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate
The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial income statutory corporate tax rate of 27.0% to the tax expense:

	2025	2024
	$	$
US net income (loss) before taxes	423,063	(1,756,965)
Canada net income (loss) before taxes	(8,585,196)	(5,911,485)

Net income (loss) before taxes	(8,162,133)	(7,668,450)

Income tax expense (recovery) at the statutory rate	(2,229,159)	(1,966,981)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	4,167,827	1,625,998
State taxes	76,974	(21,942)
Permanent differences	34,335	39,252
True up to the return	2,982	(303,595)
State Rate Change	8,086	2,949
Foreign exchange differences	(1,589,832)	618,907
Share issuance cost capitalized in equity	(492,446)	(123,415)
Other	21,233	135,927

Income tax expense	—	7,100

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are as follows:

	2025	2024
	$	$
Non-capital losses	25,463,223	21,501,476
Financing costs	733,014	861,867
Accrued expenses	61,845	12,831
Intangible assets, net	496,440	146,193
Tax credits	221,406	241,270
Lease liability	108,525	164,288

	27,084,453	22,927,925

Intangible assets, net	(57,977)	—
Property and equipment, net	(98,627)	(116,231)
Lease obligations	(106,029)	(157,701)

	(262,633)	(273,932)

Net deferred tax asset	26,821,820	22,653,993
Valuation allowance	(26,821,820)	(22,653,993)

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